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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452

                          Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2006 through November 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     SELECT
                                     EQUITY
                                      FUND

                                      PSEFX
                                  Ticker Symbol


                                     Annual
                                     Report

                                    11/30/07
[LOGO] PIONEER
       Investments (R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2

Portfolio Management Discussion                              4

Portfolio Summary                                            8

Prices and Distributions                                     9

Performance Update                                          10

Comparing Ongoing Fund Expenses                             11

Schedule of Investments                                     13

Financial Statements                                        16

Notes to Financial Statements                               20

Report of Independent Registered Public Accounting Firm     26

Approval of Investment Advisory Agreement                   27

Trustees, Officers and Service Providers                    31

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer Select
Equity Fund.

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in recent months, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year 2007, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

U.S. economic growth had slowed over the past two years, but this has been due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as to rising commodity prices or short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth, and we have seen two cuts in short-term interest rates from the Federal Reserve despite strong economic growth in the second and third quarters of 2007. A weaker U.S. dollar has put upward pressure on some prices, but it has also significantly benefited exporters and companies competing in the global marketplace, stimulating U.S. economic growth.

Economic growth in the rest of the world remains relatively positive. In Europe, solid GDP growth has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world, led by China, which continues its rise as a world economic power.

Looking forward, we believe the economic outlook remains generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a liquidity/credit crunch represent growing sources of risk. Central banks have responded to the stresses in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in the case of the Federal Reserve, by cutting rates.

The U.S. Federal Reserve and the world's other central banks are still pursuing policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." We view the Fed's recent rate cuts as temporarily "buying insurance" against a credit

Letter

crunch, which would threaten economic growth, rather than as an abandonment of its commitment to keeping inflation low.

Even against this wall-of-worry backdrop, and factoring in recent market weakness, the long-term performance of major asset classes has remained positive. Equity investors were generally rewarded as, despite several interim corrections and poor performance in the month of November, the Standard & Poor's 500 Index returned 8%, the Dow Jones Industrial Average returned 12%, and the NASDAQ Composite Index returned 9% in the 12 months ending November 30, 2007. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 18% and the MSCI Emerging Markets Index returning 46% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 6% during the period. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned -3% for the same period, however, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

To receive the latest information about Pioneer funds, as well as timely informative articles on investing, I invite you to visit us at www.pioneerinvestments.com. All of us at Pioneer thank you for the confidence and trust you have placed in us.

Respectfully,
/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/07
--------------------------------------------------------------------------------

Pioneer Select Equity Fund has been available on a limited basis to Pioneer's employees and residents of Massachusetts since December 2003. Pioneer made the Fund more widely available through its normal distribution channels on December 10, 2007. Share classes A and C are available.

In the following interview, Andrew D.F. Acheson, who is responsible for the day-to-day portfolio management of Pioneer Select Equity Fund, provides a review of the Fund and the factors that affected its performance during the 12-month period.

Q:   How did the Fund perform during the 12 months ending November 30, 2007?

A: The Fund performed well over most of the period, despite disappointing results from some holdings in the closing weeks of the period. Pioneer Select Equity Class A shares had a total return of 7.97%, at net asset value, for the 12 months, slightly outperforming the 7.72% return of the benchmark Standard & Poor's 500 Index. However, the Fund's performance for the 12 months trailed the 14.23% average return of the 733 funds in Lipper's Large Cap Growth Category for the same period.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors affecting performance during the 12 months ending November 30, 2007?

A: The major stock averages rose through the middle of July 2007, with the Fund substantially outperforming the overall market during that period, as reflected by the S&P 500. However the widening effects of a credit crisis began to expose problems at a number of major diversified financials companies late in the period. As corporations wrote down the value of assets on their balance sheets, stock market averages fell precipitously. The sharp decline, which particularly affected several of the Fund's

Pioneer Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     diversified financials and brokerage holdings, marked the end of a brisk market rally that had been driven by persistently improving corporate earnings over the first three quarters of 2007. Even late in the period, corporate profit growth appeared to remain strong over most parts of the economy, especially in industries heavily involved in trade with fast-growing foreign markets. The notable exceptions were the financials and consumer discretionary sectors. Earnings of financial institutions were hurt by credit problems that had begun in the subprime mortgage market, while slowing retail sales affected the consumer discretionary group.

     Throughout the period, the Fund maintained a significant exposure to companies generating a major part of their business overseas, including in the information technology, pharmaceutical and diversified industrials areas. Our strategy in managing Pioneer Select Equity Fund is focused primarily on stock selection, based on our analysis of the earnings potential and stock valuations of various companies. Sector weightings tend to be an outgrowth of our stock selection process, which usually results in a portfolio of stocks of about 30 different companies.

Q: What were some of the investments that most influenced Fund performance during the period?

A: The Fund's overweight position in the information technology sector, combined with good stock selection in technology, provided substantial support to performance. The top individual contributor was Nokia, the Finnish telecommunications equipment company and a significant Fund holding as of November 30, 2007. Nokia's shares produced almost a 100% return for the period as the corporation gained market share in the global wireless handset market. Another technology holding that helped performance significantly during the period was Juniper Networks, a leading producer of networking technology. Its share price rose consistently through the end of September as it introduced new products to the marketplace. We sold some of the Fund's holding to take profits before the stock corrected in the third quarter of the year, but then added to the Fund's position when the stock price became more attractive. Apple also helped significantly, as its share price also rose by almost 100% during the period as the company benefited from rising revenues from a variety of attractive products, ranging from iPods to new personal computers to the

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/07                             (continued)
--------------------------------------------------------------------------------

     recently introduced iPhone. The Fund's large position in semiconductor leader Intel added to Fund results as the corporation regained market share from AMD.

     Among non-technology holdings, Honeywell International was a significant contributor to the Fund's performance for the period. The company, which illustrates our strategy to invest in diversified industrial companies with a variety of long-cycle products, continued to produce strong earnings gains. A significant portion of Honeywell's revenues were derived from overseas sales. Pharmaceutical company Bristol-Myers Squibb, a major Fund holding during the period, was another notable success. Its long-term prospects improved both because of its new management team and because of the corporation's large pipeline of new products in development. Integrated oil company Hess also posted strong results, benefiting from the significant increase in world oil prices.

     The most significant disappointment was biotechnology company Vertex, whose share price dropped as the company announced delays in the planned introduction of a new drug for the treatment of Hepatitis C. We liquidated the Fund's Vertex position as well as the Fund's investment in another significant detractor, brokerage giant Merrill Lynch. Its stock fell precipitously late in the period as the company disclosed that it had much greater exposure to the troubled subprime mortgage market than had been believed. The disclosures led to the ouster of the company's chief executive. However, we retained the Fund's investment in another position that held back the Fund's performance for the period - semiconductor company Broadcom. Although it had performed well early in the fiscal year, its share price fell based on the expectations that Broadcom's significant investments in wireless communications technology would lead to a near-term deceleration in earnings. We nevertheless continued to believe the company retained the potential to generate impressive earnings gains over the longer term.

Q:   What is your outlook?

A: We are moderately optimistic about opportunities in the stock market, although it is clear that economic growth is decelerating and that market volatility probably will continue. We believe much of the recent weakness in stock prices stems from the market's

Pioneer Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     doubts about whether the U.S. Federal Reserve Board has taken strong enough action to avert a recession. Although the Fed had cut short-term rates at the end of the 12-month period, the central bank's statement in October failed to instill confidence among equity investors. In its statement, the Fed said that it believed the threat of recession was balanced by the threat of inflation. Investors, however, believed the Fed had underestimated the danger of recession caused by the widening impact of the credit crisis.

     At this time, we are not convinced we'll have a recession, though of course we must acknowledge the risk. Based on contributions to gross domestic product (GDP), export industries are three times as important to the overall economy as the housing industry. We believe the strength of export companies may be enough to keep the economy out of recession. As a consequence, we have maintained the Fund's major emphasis on exporters, especially in the technology, pharmaceutical and diversified industrials groups.

     We believe that if the economy can emerge from the recent credit crisis satisfactorily, the stock market should have the potential to perform well over the coming year.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund is not diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                       89.4%
Depositary Receipts for International Stocks              9.4%
Temporary Cash Investment                                 1.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Information Technology              47.6%
Health Care                         18.0%
Energy                              14.1%
Industrials                         11.3%
Consumer Discretionary               4.3%
Materials                            3.4%
Financials                           1.3%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)



    1.    Intel Corp.                       5.95%
    2.    Corning, Inc.                     5.18
    3.    Bristol-Myers Squibb Co.          5.13
    4.    Cisco Systems, Inc.               4.65
    5.    Google, Inc.                      4.55
    6.    Nokia Corp. (A.D.R.)              4.54
    7.    Amgen, Inc.                       4.35
    8.    TJX Companies, Inc.               4.29
    9.    United Technologies Corp.         4.21
   10.    Honeywell International, Inc.     4.17

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   11/30/07   11/30/06
------- ---------- ---------
    A     $11.08    $11.96

Distributions Per Share
--------------------------------------------------------------------------------

                    12/1/06 - 11/30/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A    $0.0702      $0.5160             $1.1846

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                              CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Equity Fund at public offering price, compared to that of the S&P 500 Index.

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer Select Equity Fund          S&P 500 Index
12/03           $9,425                             $10,000
11/04           $9,953                             $10,723
11/05          $11,701                             $11,627
11/06          $13,756                             $13,281
11/07          $14,852                             $14,305


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2007)

                                        Net Asset    Public Offering
Period                                 Value (NAV)     Price (POP)
 Life-of-Class
 (12/31/03)                           12.31%        10.62%
 1 Year                                7.97         1.76
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2007)
                                         Gross            Net
                                         12.10%        1.25%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP return reflects deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitation currently in effect through 4/01/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Equity Fund

Based on actual returns from June 1, 2007 through November 30, 2007

Share Class                             A
-----------------------------------------------
 Beginning Account Value          $1,000.00
 On 6/1/07
 Ending Account Value             $  955.83
 On 11/30/07
 Expenses Paid During Period*     $    6.13

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Equity Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from June 1, 2007 through November 30, 2007

Share Class                             A
----------------------------------------------
 Beginning Account Value          $1,000.00
 On 6/1/07
 Ending Account Value             $1,018.80
 On 11/30/07
 Expenses Paid During Period*     $    6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07
--------------------------------------------------------------------------------

  Shares                                                              Value
           COMMON STOCKS - 99.6%
           Energy - 14.0%
           Integrated Oil & Gas - 7.8%
   550     Hess Corp.                                         $   39,171
   120     Suncor Energy, Inc.                                    11,491
   590     USX-Marathon Group, Inc.                               32,981
                                                              ----------
                                                              $   83,643
                                                              ----------
           Oil & Gas Equipment & Services - 4.6%
   600     Halliburton Co.                                    $   21,966
   430     Weatherford International, Inc.*                       26,927
                                                              ----------
                                                              $   48,893
                                                              ----------
           Oil & Gas Exploration & Production - 1.6%
   215     Devon Energy Corp.                                 $   17,804
                                                              ----------
           Total Energy                                       $  150,340
                                                              ----------
           Materials - 3.4%
           Diversified Metals & Mining - 3.4%
   370     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   36,604
                                                              ----------
           Total Materials                                    $   36,604
                                                              ----------
           Capital Goods - 11.3%
           Aerospace & Defense - 11.3%
   340     Boeing Co.                                         $   31,464
   785     Honeywell International, Inc.                          44,447
   600     United Technologies Corp.                              44,862
                                                              ----------
                                                              $  120,773
                                                              ----------
           Total Capital Goods                                $  120,773
                                                              ----------
           Retailing - 4.3%
           Apparel Retail - 4.3%
 1,560     TJX Companies, Inc.                                $   45,770
                                                              ----------
           Total Retailing                                    $   45,770
                                                              ----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                     Value
           Pharmaceuticals & Biotechnology - 17.9%
           Biotechnology - 8.9%
   840     Amgen, Inc.*                              $   46,410
   630     Cubist Pharmaceuticals, Inc.*                 13,381
   760     Gilead Sciences, Inc.*                        35,370
                                                     ----------
                                                     $   95,161
                                                     ----------
           Pharmaceuticals - 9.0%
 1,845     Bristol-Myers Squibb Co.                  $   54,667
   940     Teva Pharmaceutical Industries, Ltd.          41,952
                                                     ----------
                                                     $   96,619
                                                     ----------
           Total Pharmaceuticals & Biotechnology     $  191,780
                                                     ----------
           Diversified Financials - 1.3%
           Investment Banking & Brokerage - 1.3%
   140     Bear Stearns Companies, Inc.              $   13,958
                                                     ----------
           Total Diversified Financials              $   13,958
                                                     ----------
           Software & Services - 11.2%
           Internet Software & Services - 7.2%
   750     Akamai Technologies*(b)                   $   28,545
    70     Google, Inc.*                                 48,510
                                                     ----------
                                                     $   77,055
                                                     ----------
           Systems Software - 4.0%
 2,105     Oracle Corp.*                             $   42,479
                                                     ----------
           Total Software & Services                 $  119,534
                                                     ----------
           Technology Hardware & Equipment - 26.6%
           Communications Equipment - 21.8%
 1,770     Cisco Systems, Inc.*                      $   49,595
 2,275     Corning, Inc.                                 55,260
 1,264     F5 Networks, Inc.*                            33,395
   815     Juniper Networks Inc.*                        24,222
 1,230     Nokia Corp. (A.D.R.)                          48,376
   200     Research In Motion*                           22,764
                                                     ----------
                                                     $  233,612
                                                     ----------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                         Value
           Computer Hardware - 4.8%
    75     Apple, Inc.*                                   $   13,667
   725     Hewlett-Packard Co.                                37,091
                                                          ----------
                                                          $   50,758
                                                          ----------
           Total Technology Hardware & Equipment          $  284,370
                                                          ----------
           Semiconductors - 9.7%
 1,490     Broadcom Corp.*                                $   39,842
 2,435     Intel Corp.                                        63,505
                                                          ----------
                                                          $  103,347
                                                          ----------
           Total Semiconductors                           $  103,347
                                                          ----------
           TOTAL COMMON STOCKS
           (Cost $999,943)                                $1,066,476
                                                          ----------
           TEMPORARY CASH INVESTMENT - 1.2%
           Security Lending Collateral - 1.2%
13,304     Securities Lending Investment Fund, 4.94%      $   13,304
                                                          ----------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $13,304)                                 $   13,304
                                                          ----------
           TOTAL INVESTMENT IN SECURITIES - 100.8%
           (Cost $1,013,247) (a)                          $1,079,780
                                                          ----------
           OTHER ASSETS AND LIABILITIES - (0.8)%          $   (8,988)
                                                          ----------
           TOTAL NET ASSETS - 100.0%                      $1,070,792
                                                          ==========

(A.D.R.) American Depositary Receipt.

*        Non-income producing security.

(a) At November 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,013,247 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $  77,396
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                            (10,863)
                                                                                 ---------
       Net unrealized gain                                                       $  66,533
                                                                                 =========

(b)   At November 30, 2007, the following security was out on loan:

  Shares   Security                     Value
  346      Akamai Technologies     $13,169
                                   -------
           Total                   $13,169
                                   =======

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2007 aggregated $1,043,143 and $622,818, respectively.

The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $13,169) (cost $1,013,247)                                $1,079,780
  Receivables -
    Investment securities sold                                    88,616
    Dividends                                                        918
    Due from Pioneer Investment Management, Inc.                   9,660
  Other                                                           38,548
                                                              ----------
     Total assets                                             $1,217,522
                                                              ----------
LIABILITIES:
  Payables -
    Investment securities purchased                           $   24,136
    Upon return of securities loaned                              13,304
  Due to bank                                                     71,705
  Due to affiliates                                                   15
  Accrued expenses                                                37,570
                                                              ----------
     Total liabilities                                        $  146,730
                                                              ----------
NET ASSETS:
  Paid-in capital                                             $  999,481
  Undistributed net investment income                              1,595
  Accumulated net realized gain on investments                     3,183
  Net unrealized gain on investments                              66,533
                                                              ----------
     Total net assets                                         $1,070,792
                                                              ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based $1,070,792/96,598 shares)                    $    11.08
                                                              ==========
MAXIMUM OFFERING PRICE:
  Class A ($11.08 [divided by] 94.25%)                        $    11.76
                                                              ==========


16  The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/2007

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $308)        $ 8,682
  Interest                                                     824
  Income from securities loaned, net                           103
                                                           -------
     Total investment income                                           $  9,609
                                                                       --------
EXPENSES:
  Management fees                                          $ 4,816
  Administrative fees                                          144
  Custodian fees                                            12,411
  Registration fees                                          1,972
  Professional fees                                         38,317
  Printing expense                                          11,776
  Fees and expenses of nonaffiliated trustees                6,875
  Miscellaneous                                                897
                                                           -------
     Total expenses                                                    $ 77,208
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                      (69,183)
                                                                       --------
     Net expenses                                                      $  8,025
                                                                       --------
       Net investment income                                           $  1,584
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
    Investments                                            $70,766
    Other assets and liabilities denominated in
     foreign currencies                                         13     $ 70,779
                                                           -------     --------
  Change in net unrealized (loss) on investments                       $(10,667)
                                                                       --------
  Net gain on investments                                              $ 60,112
                                                                       --------
  Net increase in net assets resulting from operations                 $ 61,696
                                                                       ========


The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 11/30/2007 and 11/30/2006, respectively

                                                            Year Ended      Year Ended
                                                            11/30/2007      11/30/2006
FROM OPERATIONS:
Net investment income                                      $    1,584      $  3,886
Net realized gain on investments and foreign
  currency transactions                                        70,779        62,417
Change in net unrealized gain (loss) on investments           (10,667)       33,143
                                                           ----------      --------
    Net increase in net assets resulting
     from operations                                       $   61,696      $ 99,446
                                                           ----------      --------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.07 and $0.10 per share, respectively)      $   (3,510)     $ (4,750)
Net realized gain:
    Class A ($1.70 and $1.44 per share, respectively)         (85,030)      (71,950)
                                                           ----------      --------
     Total distributions to shareowners                    $  (88,540)     $(76,700)
                                                           ----------      --------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  499,798      $      -
                                                           ----------      --------
    Net increase in net assets resulting from
     Fund share transactions                               $  499,798             -
                                                           ----------      --------
    Net increase in net assets                             $  472,954      $ 22,746
                                                           ----------      --------
NET ASSETS:
Beginning of year                                             597,838       575,092
                                                           ----------      --------
End of year                                                $1,070,792      $597,838
                                                           ----------      --------
Undistributed net investment income                        $    1,595      $  3,508
                                                           ==========      ========


                      '07 Shares     '07 Amount
CLASS A
Shares sold          46,598         $499,798
                     ------         --------
  Net increase       46,598         $499,798
                     ======         ========


18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                         1/2/04 (a)
                                                                              Year Ended   Year Ended    Year Ended        to
                                                                               11/30/07     11/30/06      11/30/05      11/30/04
CLASS A
Net asset value, beginning of period                                          $   11.96    $   11.50     $   10.56    $    10.00
                                                                              ---------    ---------     ---------    ----------
Increase from investment operations:
 Net investment income                                                        $    0.02    $    0.08     $    0.10    $     0.02
 Net realized and unrealized gain on investments                                   0.87         1.92          1.77          0.54
                                                                              ---------    ---------     ---------    ----------
  Net increase from investment operations                                     $    0.89    $    2.00     $    1.87    $     0.56
Distributions to shareowners:
 Net investment income                                                            (0.07)       (0.10)        (0.03)            -
 Net realized gain                                                                (1.70)       (1.44)        (0.90)            -
                                                                              ---------    ---------     ---------    ----------
 Net increase (decrease) in net asset value                                   $   (0.88)   $    0.46     $    0.94    $     0.56
                                                                              ---------    ---------     ---------    ----------
 Net asset value, end of period                                               $   11.08    $   11.96     $   11.50    $    10.56
                                                                              =========    =========     =========    ==========
Total return*                                                                      7.97%       17.56%        17.56%         5.60%(b)
Ratio of net expenses to average net assets                                        1.25%        1.09%         0.75%         0.75%**
Ratio of net investment income to average net assets                               0.25%        0.63%         0.89%         0.19%**
Portfolio turnover rate                                                              93%         107%          140%          145%(b)
Net assets, end of period (in thousands)                                      $   1,071    $     598     $     575    $      528
Ratios with no waiver of management fees and assumption of expenses by PIM:
 Net expenses                                                                     12.02%       12.10%        16.82%        17.85%**
 Net investment loss                                                             (10.52)%     (10.38)%      (15.18)%      (16.90)%**

(a) Class A shares commenced operations on January 2, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized

The accompanying notes are an integral part of these financial statements.   19

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on October 14, 2003, and commenced operations on January 2, 2004. Pioneer Investment Management Inc.
(PIM), the Fund's investment advisor, paid all organizational costs of the Fund. Prior to January 2, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD) the principal underwriter for the Fund. To date, no shares have been offered to the public. The Fund shares outstanding at November 30, 2007, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. These risks may increase share price volatility. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2007, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares for the year ended November 30, 2007.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                               (continued)
--------------------------------------------------------------------------------

C. Securities Lending

    The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund invests cash collateral in the Securities Lending Investment Fund which is sponsored by the Fund's custodian.

D. Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

E. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in

Pioneer Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    capital, depending on the type of book/tax differences that may exist.

    At November 30, 2007, the Fund has reclassified $13 to increase accumulated net investment income and $13 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the years ended November 30, 2007 and November 30, 2006, was as follows:

--------------------------------------------------------------------------------

                                  2007         2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $29,306      $46,725
  Long-term capital gain        59,234       29,975
                               -------      -------
    Total                      $88,540      $76,700
                               =======      =======

--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2007:

--------------------------------------------------------------------------------
                                       2007
--------------------------------------------------------------------------------
  Undistributed ordinary income     $ 1,595
  Undistributed long-term gain        3,183
  Unrealized appreciation            66,533
                                    -------
    Total                           $71,311
                                    =======

--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets. For the year ended November 30, 2007, the Management fee was equivalent to a rate of 0.75% of average daily net assets.

Through April 1, 2006, PIM had agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.75% of the average daily net assets attributable to Class A shares.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                              (continued)
--------------------------------------------------------------------------------

Effective April 1, 2006, PIM has agreed not impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares. This expense limitation is in effect until April 1, 2009.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. There are no management fees, administrative costs or other services payable to PIM at November 30, 2007.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $15 in transfer agent fees payable to PIMSS at November 30, 2007.

4. Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. There are no distribution fees payable to PFD at November 30, 2007.

5. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than May 31, 2008.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended November 30, 2007 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to the maximum amount of such dividend allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 24.55%.

SUBSEQUENT EVENTS (unaudited)

On December 10, 2007, the Fund changed its name to Pioneer Select Growth Fund. In addition, Class C shares were also first publicly offered on December 10, 2007.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Select Equity Fund:

We have audited the accompanying statement of assets and liabilities, of Pioneer Select Equity Fund (the "Fund"), including the schedule of investments, as of November 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Equity Fund at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP

Boston, Massachusetts
January 16, 2008

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one and three year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purposes using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee currently was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group for the comparable period. It was noted that PIM was not managing any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by

Pioneer Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund currently was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered the Fund's small asset size and that the Fund was being offered on a limited basis. The Trustees concluded that, at current and reasonable foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM and its affiliates from their relationships with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the benefits to PIM and its

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM and its affiliates by virtue of PIM's relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser

Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Principal Underwriter

Pioneer Funds Distributor, Inc.

Legal Counsel

Bingham McCutchen LLP

Shareowner Services and Transfer Agent

Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 33 of the 76 Pioneer Funds, Mr. West serves as Trustee of 32 of the 76 Pioneer Funds, and Mr. Bock serves as Trustee of 75 of the 76 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held          Length of Service
Name and Age                With the Fund           and Term of Office
John F. Cogan, Jr. (81)*    Chairman of the         Trustee since 2003.
                            Board, Trustee and      Serves until a succes-
                            President               sor trustee is elected
                                                    or earlier retirement or
                                                    removal
--------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive   Trustee since March
                            Vice President          2007. Serves until a
                                                    successor trustee is
                                                    elected or earlier
                                                    retirement or removal
--------------------------------------------------------------------------------

                                                                                        Other Directorships
Name and Age                Principal Occupation During Past Five Years                 Held by this Trustee
John F. Cogan, Jr. (81)*    Deputy Chairman and a Director of Pioneer Global Asset      None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman
                            and a Director of Pioneer Investment Management USA
                            Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                            Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer
                            Alternative Investment Management Limited (Dublin);
                            President and a Director of Pioneer Alternative Investment
                            Management (Bermuda) Limited and affiliated funds; Direc-
                            tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of
                            Fiduciary Counseling, Inc.; President and Director of
                            Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                            President of all of the Pioneer Funds; and Of Counsel,
                            Wilmer Cutler Pickering Hale and Dorr LLP
-----------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment           None
                            Management USA Inc.; Pioneer Investment Management,
                            Inc. and Pioneer Institutional Asset Management, Inc.
                            (since March 2007); Executive Vice President of all of the
                            Pioneer Funds (since March 2007); Director of Pioneer
                            Global Asset Management S.p.A. (since March 2007);
                            Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
-----------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                     Positions Held   Length of Service
Name and Age         With the Fund    and Term of Office
David R. Bock (63)   Trustee          Trustee since 2005.
                                      Serves until a succes-
                                      sor trustee is elected
                                      or earlier retirement or
                                      removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)    Trustee          Trustee since 2003.
                                      Serves until a succes-
                                      sor trustee is elected
                                      or earlier retirement or
                                      removal.
--------------------------------------------------------------------------------

                                                                                   Other Directorships
Name and Age         Principal Occupation During Past Five Years                   Held by this Trustee
David R. Bock (63)   Executive Vice President and Chief Financial Officer,         Director of The Enterprise
                     I-trax, Inc. (publicly traded health care services company)   Social Investment
                     (2004 - present); Partner, Federal City Capital Advisors      Company (privately-held
                     (boutique merchant bank) (1997 to 2004); and Executive        affordable housing
                     Vice President and Chief Financial Officer, Pedestal Inc.     finance company); and
                     (internet-based mortgage trading company) (2000 - 2002)       Director of New York
                                                                                   Mortgage Trust (publicly
                                                                                   traded mortgage REIT)
-----------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)    President, Bush International, LLC (international financial   Director of Brady Corpora-
                     advisory firm)                                                tion (industrial identifica-
                                                                                   tion and specialty coated
                                                                                   material products
                                                                                   manufacturer); Director of
                                                                                   Briggs & Stratton Co.
                                                                                   (engine manufacturer);
                                                                                   Director of UAL Corpora-
                                                                                   tion (airline holding
                                                                                   company); Director of
                                                                                   Mantech International
                                                                                   Corporation (national
                                                                                   security, defense, and
                                                                                   intelligence technology
                                                                                   firm): and Member, Board
                                                                                   of Governors, Investment
                                                                                   Company Institute
-----------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


                            Positions Held  Length of Service
Name and Age                With the Fund   and Term of Office
Margaret B.W. Graham (60)   Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee         Trustee since 2006.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)    Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Stephen K. West (79)        Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
John Winthrop (71)          Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

Pioneer Select Equity Fund
                                                                                          Other Directorships
Name and Age                Principal Occupation During Past Five Years                   Held by this Trustee
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,    None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
--------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                            Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                            ties services) (1986 - 2004)                                  for securities lending
                                                                                          industry)
--------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)    President and Chief Executive Officer, Newbury, Piret &       Director of New America
                            Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                          (closed-end investment
                                                                                          company)
--------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)        Senior Counsel, Sullivan & Cromwell (law firm)                Director, The Swiss
                                                                                          Helvetia Fund, Inc.
                                                                                          (closed-end investment
                                                                                          company)
--------------------------------------------------------------------------------------------------------------------
John Winthrop (71)          President, John Winthrop & Co., Inc. (private                 None
                            investment firm)
--------------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships
Name and Age                 Principal Occupation During Past Five Years                  Held by this Officer
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
---------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Vice President and Senior Counsel of Pioneer since July      None
                             2002 and Assistant Secretary of all of the Pioneer Funds
                             since September 2003; Vice President and Senior Counsel
                             of BISYS Fund Services, Inc. (April 2001 to June 2002);
                             Senior Vice President and Deputy General Counsel of
                             Funds Distributor, Inc. (July 2000 to April 2001)
---------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
---------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
---------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Fund Accounting Manager - Fund Accounting, Administra-       None
                             tion and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


                                                                                                                       Other
                                                                                                                       Directorships
                             Positions Held            Length of Service      Principal Occupation                     Held by
Name and Age                 With the Fund             and Term of Office     During Past Five Years                   this Officer
Katherine Kim Sullivan (33)  Assistant Treasurer       Since 2003. Serves     Fund Administration Manager - Fund       None
                                                       at the discretion of   Accounting Administration and
                                                       the Board              Controllership Services since June 2003
                                                                              and Assistant Treasurer of all of the
                                                                              Pioneer Funds since September 2003;
                                                                              Assistant Vice President - Mutual Fund
                                                                              Operations of State Street Corporation
                                                                              from June 2002 to June 2003 (formerly
                                                                              Deutsche Bank Asset Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)       Chief Compliance Officer  Since January 2007.    Chief Compliance Officer of Pioneer      None
                                                       Serves at the          since December 2006 and of all the
                                                       discretion of the      Pioneer Funds since January 2007; Vice
                                                       Board                  President and Compliance Officer, MFS
                                                                              Investment Management (August 2005 to
                                                                              December 2006); Consultant, Fidelity
                                                                              Investments (February 2005 to July
                                                                              2005); Independent Consultant (July 1997
                                                                              to February 2005)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $25,440 in 2007 and $24,460 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended
November 30, 2007 and 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,820 and $7,515 in 2007 and 2006, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $7,515 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 29, 2008

* Print the name and title of each signing officer under his or her signature.